Nature of operations (Details) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 CAD ($)
Nature of operations
Adjusted common shares to reflect the effective ratio	3
Ownership percentage held an interest	44.10%	75.10%
Working capital	$ 90,200
Cash	105,900	$ 33,407	$ 54,242	$ 565	$ 15,810	$ 54,799	$ 197,427
Loss incurred	$ (192,460)	$ (133,302)